Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels [Member]
Vessels, net [Abstract]
Vessels, Net
(a)  Vessels, net: The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2025	$186,082,691	$(29,586,658)	$156,496,033
— Acquisitions, improvements, and other vessel costs	79,823,982	—	79,823,982
— Period depreciation	—	(4,611,738)	(4,611,738)
Balance June 30, 2026	$265,906,673	$(34,198,396)	$231,708,277